Pacer Lunt Large Cap Alternator ETF
Schedule of Investments
July 31, 2026 (Unaudited)

COMMON STOCKS - 100.0%	Shares	Value
Communication Services - 2.0%
AppLovin Corp. - Class A (a)	2,696	$ 1,067,346
Meta Platforms, Inc. - Class A	1,340	745,992
		1,813,338

Consumer Discretionary - 13.4%
Amazon.com, Inc. (a)	2,801	760,696
Aptiv PLC (a)(b)	13,623	769,291
Carnival Corp. Ltd.	42,562	1,183,649
Carvana Co. (a)	14,292	891,249
Deckers Outdoor Corp. (a)	7,018	679,904
DoorDash, Inc. - Class A (a)	4,401	863,300
Expedia Group, Inc.	3,087	909,862
Lululemon Athletica, Inc. (a)	6,169	733,309
Norwegian Cruise Line Holdings Ltd. (a)(b)	65,626	1,216,050
Ralph Lauren Corp.	2,010	764,484
Royal Caribbean Cruises Ltd.	3,028	963,812
Tapestry, Inc.	5,235	797,657
Tesla Motors, Inc. (a)	2,668	830,308
Williams-Sonoma, Inc.	4,080	932,933
		12,296,504

Consumer Staples - 0.9%
Estee Lauder Cos., Inc. - Class A	10,179	854,018

Financials - 16.3%
Apollo Global Management, Inc.	5,629	706,946
Ares Management Corp. - Class A (b)	6,741	863,455
Blackstone, Inc.	6,235	796,521
Block, Inc. (a)	13,830	1,123,549
Capital One Financial Corp.	4,201	878,051
Citigroup, Inc.	5,996	794,170
Coinbase Global, Inc. - Class A (a)	8,281	1,211,179
Global Payments, Inc.	10,083	847,779
Goldman Sachs Group, Inc.	820	835,072
Interactive Brokers Group, Inc. - Class A	11,501	1,011,973
Invesco Ltd.	31,259	925,267
KKR & Co., Inc.	8,645	876,862
Morgan Stanley	3,627	763,193
PayPal Holdings, Inc.	15,352	878,288
Robinhood Markets, Inc. - Class A (a)	19,984	1,729,815
Synchrony Financial	10,332	783,062
		15,025,182

Health Care - 6.0%
Align Technology, Inc. (a)	4,911	830,745
Bio-Techne Corp.	15,133	1,090,938
Charles River Laboratories International, Inc. (a)(b)	4,303	1,000,490
IDEXX Laboratories, Inc. (a)	1,206	674,238
Moderna, Inc. (a)(b)	19,107	1,047,446
Revvity, Inc.	8,002	900,385
		5,544,242

Industrials - 14.8%
Builders FirstSource, Inc. (a)	10,315	685,329
Caterpillar, Inc. (b)	858	699,107
Comfort Systems USA, Inc.	563	973,815
Cummins, Inc.	1,128	715,378
Delta Air Lines, Inc.	13,457	1,176,680
Eaton Corp. PLC (b)	1,739	722,033
EMCOR Group, Inc.	890	709,713
Emerson Electric Co.	5,219	781,910
GE Vernova, Inc.	817	809,067
Generac Holdings, Inc. (a)	3,209	632,526
Ingersoll Rand, Inc.	9,588	799,447
Old Dominion Freight Line, Inc.	3,479	738,035
Southwest Airlines Co.	17,998	809,370
Stanley Black & Decker, Inc. (b)	11,404	1,078,590
United Airlines Holdings, Inc. (a)	11,664	1,415,193
Vertiv Holdings Co. - Class A	3,484	841,630
		13,587,823

Information Technology - 42.0% (c)
Advanced Micro Devices, Inc. (a)	2,828	1,346,552
Amphenol Corp. - Class A	6,074	976,092
Analog Devices, Inc. (b)	1,772	651,051
Applied Materials, Inc.	2,565	1,302,174
Arista Networks, Inc. (a)	7,620	1,374,267
Broadcom, Inc.	2,387	929,211
Cadence Design System, Inc. (a)	2,166	736,483
Ciena Corp. (a)	2,204	831,018
Coherent Corp. (a)	4,106	1,079,426
Corning, Inc.	5,390	745,168
Datadog, Inc. - Class A (a)	5,015	1,343,870
Dell Technologies, Inc. - Class C	3,622	1,468,250
First Solar, Inc. (a)	3,275	691,123
Hewlett Packard Enterprise Co.	27,790	1,331,141
Intel Corp. (a)	9,648	870,250
Jabil, Inc.	2,400	756,120
Keysight Technologies, Inc. (a)	2,397	764,835
KLA Corp.	6,205	1,134,398
Lam Research Corp.	4,421	1,295,441
Lumentum Holdings, Inc. (a)	1,441	1,028,788
Microchip Technology, Inc.	8,455	628,122
Micron Technology, Inc.	1,913	1,574,456
Monolithic Power Systems, Inc.	716	1,021,038
NVIDIA Corp.	4,307	864,630
NXP Semiconductors NV	2,794	640,273
ON Semiconductor Corp. (a)	9,602	783,619
Oracle Corp.	4,316	560,519
Palantir Technologies, Inc. - Class A (a)	7,352	904,737
QUALCOMM, Inc.	4,048	597,525
Sandisk Corp. (a)	1,256	1,525,826
Seagate Technology Holdings PLC	1,326	1,135,228
Skyworks Solutions, Inc. (b)	10,826	674,243
Super Micro Computer, Inc. (a)(b)	41,170	1,169,228
Synopsys, Inc. (a)	1,838	714,541
TE Connectivity PLC	3,730	767,224
Teradyne, Inc.	3,497	1,285,812
Trimble, Inc. (a)	11,795	667,361
Western Digital Corp.	2,434	1,326,141
Zebra Technologies Corp. - Class A (a)	4,149	1,219,059

			38,715,240

Materials - 2.2%
Albemarle Corp.	4,175		491,147
CRH PLC	6,067		576,426
Freeport-McMoRan, Inc.	15,054		942,832
			2,010,405

Utilities - 2.4%
Constellation Energy Corp.	2,340		614,835
NRG Energy, Inc.	6,383		857,173
Vistra Corp.	5,203		771,033
			2,243,041
TOTAL COMMON STOCKS (Cost $89,941,137)			92,089,793

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 8.5%	Units		Value
Mount Vernon Liquid Assets Portfolio, LLC, 3.79% (d)	7,851,320		7,851,320
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $7,851,320)			7,851,320

TOTAL INVESTMENTS - 108.5% (Cost $97,792,457)			99,941,113
Liabilities in Excess of Other Assets - (8.5)%		(0.08528)	(7,853,245)
TOTAL NET ASSETS - 100.0%			$ 92,087,868

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of July 31, 2026. The fair value of these securities was $7,661,306.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(d)	The rate shown represents the 7-day annualized yield as of July 31, 2026.

Summary of Fair Value Disclosure as of July 31, 2026 (Unaudited)

Pacer Lunt Large Cap Alternator ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 92,089,793	$ –	$ –	$ 92,089,793
Investments Purchased with Proceeds from Securities Lending (a)	–	–	–	7,851,320
Total Investments	$ 92,089,793	$ –	$ –	$ 99,941,113

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.